COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other financial liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other financial liabilities
Other financial liabilities	$ 280,272,285	$ 218,614,513
Amounts payable for spot transactions pending settlement [member]
Other financial liabilities
Other financial liabilities	69,448,363	8,427,535
Collections and other operations on behalf of third parties [member]
Other financial liabilities
Other financial liabilities	192,155,577	193,067,475
Unpaid fees
Other financial liabilities
Other financial liabilities	10,731	200
Financial guarantee contracts [member]
Other financial liabilities
Other financial liabilities	198,334	193,373
Lease Liabilities
Other financial liabilities
Other financial liabilities	12,296,088	8,068,276
Others [member]
Other financial liabilities
Other financial liabilities	$ 6,163,192	$ 8,857,654